Document and Entity Information	Mar. 16, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 16, 2023
Entity File Number	1-4393
Entity Registrant Name	PUGET SOUND ENERGY, INC.
Entity Tax Identification Number	91-0374630
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	355 110th Ave NE
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004-5591
City Area Code	425
Local Phone Number	454-6363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000081100